Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 48,578	$ 29,575
Accumulated amortization	22,506	12,365
Net book value	26,072	17,210
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	24,963	12,297
Accumulated amortization	9,226	5,394
Net book value	15,737	6,903
Acquired technology and customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	16,051	12,935
Accumulated amortization	8,221	3,382
Net book value	7,830	9,553
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	6,973	3,752
Accumulated amortization	4,503	3,080
Net book value	2,470	672
Domain names
Finite-Lived Intangible Assets [Line Items]
Cost	591	591
Accumulated amortization	556	509
Net book value	$ 35	$ 82